Schedule of interest rate swap linked to Libor (Details) - Braskem Idesa R$ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value | $	$ 526,368
Fair value		R$ 99,758	R$ 155,775
Current liabilities		49,103	53,838
Non-current liabilities		50,655	101,937
[custom:DerivativeFinancialAssetsAndLiabilities1-0]		R$ 99,758	155,775
Swap Libor I to VI
IfrsStatementLineItems [Line Items]
Nominal value | $	$ 526,368
Hedge (interest rate per year)	1.9825%	1.9825%
Maturity	Aug-2025
Fair value		R$ 99,758	R$ 155,775